Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Intangibles assets, beginning balance	$ 75	$ 681
Amortization for the period	(75)	(606)
Intangibles assets, ending balance		75
Above market value of time charter | Tordis Knutsen
Intangible Assets
Intangibles assets, beginning balance		305
Amortization for the period		(305)
Above market value of time charter | Vigdis Knutsen
Intangible Assets
Intangibles assets, beginning balance	75	376
Amortization for the period	$ (75)	(301)
Intangibles assets, ending balance		$ 75